Ares Private Markets Fund	Consolidated Schedule of Investments - June 30, 2026 (Unaudited)

Private Assets - 130.60%	Geographic Region(a)	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Direct Investments/Co-Investments- 2.69%(b)(c)
Apax Vantage Software I L.P.(d)(e)	North America	5/30/2025	$–	$(145,085)	0.00	%(f)
AQ Sunshine, Inc.(e)	North America	6/1/2026	2,975	2,975	0.00	%(f)
CWC Fund I Co-Invest (AlTi) L.P.(e)	North America	3/26/2024	5,201,000	6,564,570	0.15%
CWC Fund II GP Capital LP(d)(e)	North America	6/12/2026	1,585,428	1,136,652	0.03%
Echo Co-Invest L.P.(e)	Europe	5/19/2025	5,000,000	5,462,770	0.12%
Hildred Capital Co-Invest-REBA, LP(d)(e)	North America	1/9/2025	27,497,683	45,065,882	1.01%
HPC GPFS Rise Co-Invest (Cayman) LP(d)(e)	North America	9/4/2025	22,996,066	27,343,015	0.61%
iCapital, Inc. (714,301 shares common stock)(e)(g)	North America	4/14/2025	10,000,000	11,028,808	0.25%
KKR Olympus Co-Invest L.P.(e)	North America	10/18/2022	2,585,212	3,103,653	0.07%
KWOL Co-Invest, L.P.(e)	North America	12/29/2023	10,000,000	20,311,079	0.45%
Total Direct Investments/Co-Investments			$84,868,364	$119,874,319

Primary Investments- 3.30%(b)(c)
Apax XI USD L.P.(d)(e)	North America	5/2/2024	2,162,043	2,457,529	0.05%
Aquiline Financial Services Fund V L.P.(d)	North America	5/22/2024	3,533,784	4,558,759	0.10%
Arlington Capital Partners VI, L.P.(d)(e)	North America	7/27/2023	8,935,065	11,099,870	0.25%
Aurora Equity Partners VII-A L.P.(d)(e)	North America	8/29/2025	344,473	390,966	0.01%
Bain Capital Fund XIV, L.P.(d)(e)	North America	1/31/2026	550,000	613,683	0.01%
BharCap Partners II-B, LP(d)	North America	12/27/2024	1,778,317	2,403,445	0.05%
Bridgepoint Growth II B LP(d)(e)	Europe	11/29/2024	5,353,091	5,265,075	0.12%
Constellation Wealth Capital Fund II LP(d)(e)	North America	6/16/2026	1,106,958	790,714	0.02%
Constellation Wealth Capital Fund, L.P.(d)(e)	North America	1/26/2024	7,425,526	9,556,621	0.21%
EQT X (NO.2) USD SCSP(d)(e)	North America	4/9/2024	3,145,366	3,441,582	0.08%
FS Equity Partners IX, L.P.(d)(e)	North America	5/1/2026	783,331	453,183	0.01%
H.I.G. Europe Middle Market LBO Fund II (Cayman)(d)(e)	Europe	2/12/2026	221,606	423,055	0.01%
Haveli Investments Software Fund I, L.P.(d)(e)	North America	4/28/2025	5,063,558	6,112,250	0.14%
HFCP XI (Parallel - A), L.P.(d)(e)	North America	12/15/2023	–	(107,281)	0.00	%(f)
Hildred Equity Partners III-A, LP(d)(e)	North America	10/8/2024	1,097,751	1,725,517	0.04%
Hunter Point Capital Investors (Onshore), L.P.(d)(e)	North America	1/29/2024	11,209,393	13,624,773	0.31%
Integrum Capital Partners II, LP(d)(e)	North America	1/30/2026	1,045,850	1,005,907	0.02%
Integrum Capital Partners LP(d)	North America	12/2/2022	8,885,812	10,039,459	0.22%
K6 Private Investors, L.P.(d)(e)	North America	1/31/2026	282,290	131,142	0.00	%(f)
Kelso Investment Associates XI, L.P.(d)(e)	North America	10/26/2023	5,808,571	7,401,766	0.17%
Kohlberg Investors X, L.P.(d)(e)	North America	9/27/2024	4,194,094	5,458,823	0.12%
Leeds Equity Partners VIII-A, L.P.(d)(e)	North America	9/30/2025	591,036	431,866	0.01%
Levine Leichtman Capital Partners VII, L.P.(d)	North America	12/11/2024	2,597,622	3,114,799	0.07%
Lightyear Fund VI, L.P.(d)(e)	North America	5/27/2026	799,427	312,312	0.01%
Linden Structured Capital Fund II-A LP(d)(e)	North America	7/18/2024	3,265,467	3,957,621	0.09%
Lindsay Goldberg VI L.P.(d)(e)	North America	3/26/2025	311,487	25,359	0.00	%(f)
Lovell Minnick Equity Partners VI LP(d)(e)	North America	8/13/2024	2,940,956	3,366,333	0.08%
Madison Dearborn Capital Partners IX, L.P.(d)(e)	North America	10/8/2025	3,074,511	3,474,234	0.08%
MDP Arevi Fund I-C, L.P.(d)(e)	North America	4/14/2026	60,414	(178,442)	0.00	%(f)
New Mountain Partners VII LP(d)	North America	8/29/2024	3,651,087	4,684,033	0.10%
New Mountain Strategic Equity Fund II, L.P.(d)(e)	North America	2/12/2026	677,165	610,136	0.01%
Nexus Special Situations Fund IV, L.P.(d)	North America	8/29/2025	914,521	1,084,252	0.02%
PSG VI (Lux) S.C.Sp.(d)(e)	North America	5/22/2025	1,407,006	1,644,616	0.04%
SkyKnight Capital Fund IV, L.P.(d)(e)	North America	11/13/2023	2,888,944	4,187,100	0.09%
Springcoast Partners I-A, L.P.(d)(e)	North America	2/5/2026	3,276,972	3,976,558	0.09%

The Veritas Capital Fund IX, L.P.(d)(e)	North America	12/17/2024	353,959	(5,007)	0.00	%(f)
Thoma Bravo Fund XVI-A, L.P.(d)(e)	North America	10/30/2024	1,008,149	984,855	0.02%
TowerBrook Investors VII (Offshore), I.L.P.(d)	North America	5/31/2026	–	(84,582)	0.00	%(f)
TPG Growth VI, L.P.(d)	North America	8/7/2025	2,269,381	2,569,394	0.06%
TPG Partners IX, L.P.	North America	1/25/2024	–	–	–%
Trident X Parallel Fund, L.P.(e)	North America	3/31/2026	556,291	334,164	0.01%
Valeas Capital Partners Fund I-A LP(d)	North America	1/31/2024	8,350,524	15,821,794	0.35%
Valeas Capital Partners Fund II-A LP(d)(e)	North America	9/18/2025	1,213,538	1,172,099	0.03%
VIP V Feeder S.C.Sp.(d)(e)	Europe	10/16/2024	5,442,890	7,224,890	0.16%
Webster Equity Partners VI, L.P.(d)(e)	North America	2/3/2026	1,374,620	1,636,953	0.04%
Total Primary Investments			$119,952,846	$147,192,175

Secondary Investments- 124.61%(b)(c)
Adams Street 2018 Global Fund LP(d)	North America	10/2/2024	181,715	293,817	0.01%
Advent International GPE VI-A Limited Partnership(e)	North America	3/31/2025	5,565,367	5,410,117	0.12%
Advent International GPE VII-E Limited Partnership(d)(e)	North America	3/31/2025	7,176,975	7,970,142	0.18%
Advent Latin American Private Equity Fund VI-D LP(d)(e)	Rest of World	3/31/2025	888,045	1,310,183	0.03%
AEA Fund VII, LP(d)(e)	North America	10/2/2024	893,566	1,222,328	0.03%
AEA Investors V LP(d)(e)	North America	10/2/2024	23,340	30,368	0.00	%(f)
Affinity Asia Pacific Fund III (No. 2) L.P.(e)	Rest of World	12/29/2023	443,468	284,310	0.01%
Algebris NPL Partnership II S.C.S(d)	Europe	3/31/2025	196,306	141,410	0.00	%(f)
Alpine Investors VI, L.P.(d)(e)	North America	12/29/2023	35,400,408	59,152,883	1.33%
Altas Partners Holdings II LP(d)(e)	North America	10/2/2024	754,988	1,252,392	0.03%
Alteri Extended Value LP(d)(e)	Europe	12/11/2024	3,943,840	8,653,963	0.19%
Altor Fund II (No. 1) Limited Partnership(e)	Europe	3/31/2025	133,012	87,057	0.00	%(f)
Altor Fund IV (No. 2) AB(d)(e)	Europe	3/31/2025	1,100,785	1,490,117	0.03%
Altor Fund V (No. 1) AB(d)	Europe	3/31/2025	2,276,364	3,545,752	0.08%
Apax Europe VI-A, L.P.(d)(e)	Europe	3/31/2025	6,439,569	6,815,270	0.15%
Apax Europe VII - A, L.P.(d)(e)	Europe	10/2/2023	1,100,480	263,376	0.01%
Apax Europe VII - B, L.P.(d)(e)	Europe	3/31/2025	2,595,392	396,890	0.01%
Apax US VII, L.P.(d)(e)	North America	6/30/2025	437,971	762,848	0.02%
Apax VIII - A, L.P.(d)(e)	North America	3/31/2025	7,604,370	5,476,649	0.12%
Apax VIII - B, L.P.(d)(e)	North America	3/31/2025	6,213,458	4,422,171	0.10%
APH Extended Value Fund H LP(d)(e)	North America	1/30/2025	79,622,115	94,758,175	2.12%
Apollo Credit Opportunity Fund III, L.P.(e)	North America	6/28/2024	2,770	–	–%
Apollo Investment Fund IX, L.P.(d)	North America	4/1/2022	3,247,217	4,638,763	0.10%
Apollo Investment Fund VIII, L.P.(d)	North America	12/29/2023	68,328	86,164	0.00	%(f)
Apollo Overseas Partners VIII, L.P.(d)	Europe	3/31/2025	1,073,952	1,265,054	0.03%
Aquiline Financial Services Continuation Fund L.P(d)	North America	5/30/2024	5,329,187	10,465,903	0.23%
Aquiline Financial Services Fund L.P.(e)	North America	3/31/2025	3,448,713	4,689,393	0.11%
ARDIAN Expansion Syclef Continuation Fund S.L.P(d)(e)	Europe	12/23/2024	16,455,156	27,700,622	0.62%
Audax Mezzanine Fund III, L.P.(e)	North America	9/29/2023	10,520	15,844	0.00	%(f)
Audax Private Equity Fund III, L.P.(d)(e)	North America	9/29/2023	118,090	176,028	0.00	%(f)
Audax Private Equity Fund, L.P.(e)	North America	1/12/2024	–	–	–%
Avenue Real Estate Fund L.P.(e)	North America	12/29/2023	615,987	–	–%
AXA IM Prime Genesis PE Secondaries Fund(d)(e)	Europe	12/20/2024	365,063,266	440,048,434	9.86%
Bain Capital Beacon Holdings, L.P.(d)(e)	North America	3/24/2025	59,708,152	96,744,345	2.17%
Bain Capital Beacon Roll SPV XI, L.P.(d)(e)	North America	8/31/2025	14,210	462,951	0.01%

Bain Capital Europe Fund IV, L.P.(d)	North America	9/30/2025	4,224,198	4,441,927	0.10%
Bain Capital Europe V, SCSp(d)(e)	North America	9/30/2025	6,889,333	10,102,589	0.23%
Bain Capital Fund VII, L.P.(e)	North America	1/31/2024	1,270,242	1,861,965	0.04%
Bain Capital Fund XI, L.P.(d)	North America	12/31/2024	15,746,005	17,278,447	0.39%
Bain Capital Fund XII, L.P.(d)	North America	12/31/2024	2,993,311	6,922,586	0.16%
Baird Capital Blue Matter CV LP(d)(e)	North America	4/29/2026	5,954,587	5,954,587	0.13%
Barley (No.1) Limited Partnership(d)(e)	Europe	6/18/2024	1,061,176	642,180	0.01%
BayPine Regal Co-Invest, LP(e)(g)	North America	5/28/2026	84,844,000	84,844,980	1.90%
BC European Capital IX - 2 LP(d)	Europe	3/31/2025	12,782,564	16,170,791	0.36%
BC European Capital X - 2 LP(d)	Europe	9/30/2025	14,472,441	17,187,591	0.39%
BC Partners Galileo (2) L.P.(d)(e)	Europe	9/30/2025	7,358,860	8,341,392	0.19%
BC Partners XII(d)(e)	North America	5/31/2026	–	234,699	0.01%
Berkshire Fund VI, L.P.(d)(e)	North America	12/29/2023	611,838	408,804	0.01%
Berkshire Fund VII, L.P.(d)	North America	12/29/2023	4,567	106,931	0.00	%(f)
BF Garden Corporate Tax Credit Fund XII L.P.(e)	North America	1/12/2024	–	199,708	0.00	%(f)
Blackstone Capital Partners IV L.P.(e)	North America	12/29/2023	1	–	–%
Blackstone Capital Partners V L.P.(d)(e)	North America	12/29/2023	6,766	103,253	0.00	%(f)
Blackstone Capital Partners VI, L.P.(d)	North America	12/31/2024	26,448,571	36,875,730	0.83%
Blackstone Capital Partners VII L.P.(d)	North America	12/31/2024	3,114,988	3,545,274	0.08%
Blackstone Capital Partners VIII, L.P.(d)	North America	10/4/2024	8,255,908	10,841,615	0.24%
Blackstone Communications Partners I L.P.(e)	North America	12/29/2023	–	–	–%
Blackstone Infrastructure Partners IRH-G L.P.(e)	North America	12/15/2023	20,551,204	24,574,275	0.55%
Blackstone Real Estate Partners Europe III, L.P.(d)	North America	12/29/2023	386,432	606,822	0.01%
Blackstone Real Estate Partners VI, LP(d)	North America	12/29/2023	46,780	8,772	0.00	%(f)
Blue Owl GP Stakes V US Investors LP(d)	North America	11/29/2024	45,260,243	60,255,645	1.35%
BP Ace CV, L.P.(d)(e)	North America	12/12/2025	2,059,011	2,873,328	0.06%
Bridgepoint Credit Opportunities II, L.P.(d)	Europe	6/28/2024	278,515	284,794	0.01%
Bridgepoint Europe IV A(d)	Europe	10/8/2024	772,762	763,195	0.02%
Bridgepoint Europe IV E(d)	Europe	10/8/2024	51,497	50,837	0.00	%(f)
Bridgepoint Europe VI 'E' LP(d)	Europe	9/30/2025	4,670,778	7,530,204	0.17%
BSP Solstice Investors L.P. (AD)(d)	North America	4/1/2024	163,644,871	234,768,871	5.26%
BSP Solstice Investors L.P. (BCE)(d)	North America	4/1/2024	169,029,214	248,431,766	5.57%
BSP Summer Investors (PMF) L.P.(d)	North America	8/31/2023	7,708,960	10,335,124	0.23%
BSP Summer Investors L.P.(d)	North America	8/31/2023	7,708,961	10,335,165	0.23%
Canterbury Consulting PC Fund I (A), LP(d)	North America	9/30/2024	1,280,215	1,941,372	0.04%
Canterbury Consulting PC Fund II (A), L.P.(d)(e)	North America	9/30/2024	289,925	332,636	0.01%
Canterbury Consulting PC Fund II (B), LP(d)(e)	North America	9/30/2024	1,210,622	1,367,561	0.03%
Canterbury Consulting SPFS Fund VIII (Onshore)(d)(e)	North America	9/30/2024	516,525	654,646	0.01%
CapVest Strategic Opportunities 3 SCSP(e)	Europe	8/3/2022	–	24	0.00	%(f)
Carlyle Europe Partners II, L.P.(e)	Europe	1/5/2024	–	(1)	0.00	%(f)
Carlyle Europe Partners III, L.P.(d)(e)	Europe	4/12/2024	62,826	63,155	0.00	%(f)
Carlyle Europe Partners IV, L.P. (USD)(d)(e)	Europe	3/31/2025	1,993,910	1,634,828	0.04%
Carlyle Partners V, L.P.(d)(e)	North America	4/12/2024	474,588	514,135	0.01%
Carlyle Partners VI, L.P.(d)	North America	3/31/2025	2,005,266	1,879,986	0.04%
Carlyle Partners VII, L.P(d)	North America	10/31/2024	1,857,174	2,593,259	0.06%
Carlyle Partners VII, L.P.(d)	North America	3/31/2025	3,903,962	4,264,855	0.10%
Carlyle Partners VIII, L.P.(d)	North America	9/29/2023	6,190,372	8,320,434	0.19%
Catterton Partners VII, L.P.(d)(e)	North America	3/31/2025	10,805,363	11,870,127	0.27%
CD&R Fund VIII Wilsonart-A, L.P.(e)	North America	12/29/2023	–	44,451	0.00	%(f)
CD&R Value Building Partners I, L.P.	North America	9/30/2023	88,893	245,505	0.01%
Centerbridge Capital Partners III, L.P.(d)(e)	North America	3/31/2025	3,042,911	2,614,968	0.06%
Cerberus Institutional Partners, L.P. (Series Four)(d)(e)	North America	10/10/2023	42,028	34,801	0.00	%(f)

CF24XB SCSp(e)	Europe	3/26/2025	100,000,000	118,947,755	2.67%
Charlesbank Equity Fund IX, L.P.(d)(e)	North America	6/30/2025	34,750,433	37,009,843	0.83%
Charlesbank Equity Fund VI, Limited Partnership(d)	North America	6/30/2025	1,652,049	2,330,871	0.05%
Charlesbank Equity Fund VII, L.P.(d)(e)	North America	6/30/2025	156,211	198,343	0.00	%(f)
Charlesbank Equity Fund VIII, L.P.(d)(e)	North America	6/30/2025	27,881,710	29,452,861	0.66%
Charlesbank Equity Fund X, L.P.(d)	North America	6/30/2025	16,649,005	22,054,525	0.49%
Charterhouse Capital Partners X, L.P.(d)(e)	Europe	3/31/2025	2,302,258	3,094,218	0.07%
Cinven Strategic Fund 2(d)(e)	Europe	6/30/2025	–	(82,426)	0.00	%(f)
Clayton, Dubilier & Rice Fund IX (Credit), L.P.(e)	North America	9/30/2023	1,757	20,413	0.00	%(f)
Clayton, Dubilier & Rice Fund IX, L.P.(d)(e)	North America	9/30/2025	8,941,956	12,171,926	0.27%
Clayton, Dubilier & Rice Fund VIII, L.P.(d)(e)	North America	12/29/2023	–	76,586	0.00	%(f)
Clayton, Dubilier & Rice Fund X, L.P.(d)	North America	3/31/2025	3,999,486	4,326,281	0.10%
Clayton, Dubilier & Rice Fund XI, L.P.(d)(e)	North America	3/31/2025	5,454,780	7,589,413	0.17%
Comvest Capital II, L.P.(d)(e)	North America	1/5/2024	–	82	0.00	%(f)
Crescent Special Situations Fund (Investor Group), L.P.(d)(e)	North America	12/29/2023	–	66,674	0.00	%(f)
Crestview Partners II, L.P.(d)	North America	1/15/2024	611,178	2,412,950	0.05%
Crestview Partners, L.P.(d)(e)	North America	1/5/2024	1,013,398	1,193,817	0.03%
CVC Capital Partners Asia Pacific III, L.P.(d)(e)	Europe	12/29/2023	58,521	91,682	0.00	%(f)
CVC Capital Partners Locron (A) SCSp(d)(e)	Europe	10/14/2025	28,596,135	31,878,571	0.71%
CVC Capital Partners VI (B) L.P.(d)(e)	Europe	9/30/2025	34,718,973	37,761,805	0.85%
CVC Capital Partners VII (A) L.P(d)	Europe	10/23/2024	2,025,868	3,013,346	0.07%
CVC Capital Partners VII (A) L.P.(d)	Europe	9/30/2025	3,651,153	4,821,351	0.11%
CVC European Equity Partners III L.P.(d)(e)	Europe	12/29/2023	93,904	174,936	0.00	%(f)
CVC European Equity Partners IV, L.P.(d)(e)	Europe	12/29/2023	47,803	117,757	0.00	%(f)
CVC European Equity Partners V (C) L.P.(d)(e)	Europe	12/29/2023	940,324	1,111,083	0.03%
Darwin Private Equity I LP(d)(e)	Europe	3/28/2024	113,528	128,801	0.00	%(f)
DFW Capital Partners V, L.P.(d)	North America	4/1/2022	3,440,819	5,526,457	0.12%
Direct Lending Continuation Fund I SLP(d)(e)	Europe	4/6/2026	43,904,762	43,904,762	0.98%
EAG Holdings, L.P.(d)(e)	North America	5/31/2026	53,532,833	57,066,908	1.28%
Echo Buyout II L.P.(e)	Europe	4/1/2026	41,341,370	43,908,725	0.98%
Echo Buyout L.P.(e)	Europe	9/22/2025	5,000,000	5,302,850	0.12%
EnCap Energy Capital Fund IX-D, L.P.	North America	9/29/2023	7,026	31,554	0.00	%(f)
Energy Capital Partners Mezzanine Opportunities Fund, L.P.(d)(e)	North America	1/5/2024	491,908	503,706	0.01%
Essex Woodlands Health Ventures Fund VI, L.P.(e)	North America	12/29/2023	1,042,535	255,949	0.01%
Essex Woodlands Health Ventures Fund VII, L.P.(e)	North America	12/29/2023	139,431	134,248	0.00	%(f)
Exponent Private Equity Partners, L.P.(d)(e)	Europe	3/28/2024	29,339	39,887	0.00	%(f)
FEH Group, LLC (13 shares class A common interests)(e)(g)	North America	12/13/2024	95,967,736	142,166,633	3.19%
Foundry Venture Capital 2007, L.P.(d)(e)	North America	3/28/2024	246,225	38,729	0.00	%(f)
Framework Ventures III L.P.(e)	North America	10/2/2024	856,746	547,336	0.01%
Fremman Special Opportunities 1 SCSp(d)(e)	Europe	3/13/2026	128,281,965	167,975,589	3.77%
FTVentures III, L.P.(d)(e)	North America	12/29/2023	1,284,795	1,190,637	0.03%
FUSE Venture Partners Alpha I, LP(d)(e)	North America	9/30/2024	343,740	510,392	0.01%
Golden Acquisition Fund LP(d)(e)	North America	10/24/2025	90,175,210	159,029,111	3.57%
Green Equity Investors CF IV J, L.P.(d)(e)	North America	5/29/2025	8,002,327	10,121,241	0.23%
Green Equity Investors CF IV-C, L.P.(d)(e)	North America	4/15/2025	81,679,149	94,887,658	2.13%
Green Equity Investors Side CF III-C, L.P.(d)(e)	North America	12/4/2023	16,999,354	31,214,087	0.70%
Green Equity Investors V(d)(e)	North America	4/5/2024	253,340	28,424	0.00	%(f)
Gryphon Partners 3.5, L.P.(d)(e)	North America	9/29/2023	51,558	27,816	0.00	%(f)
Gryphon Partners IV, L.P.(d)	North America	9/29/2023	147,486	339,848	0.01%

Hamilton Lane Co-Investment Fund II, L.P.(d)(e)	North America	9/29/2023	86,522	208,548	0.00	%(f)
Hancock Park Capital III(e)	North America	7/3/2024	1,211,757	1,692,961	0.04%
HCI Equity Partners EV I, L.P.(d)(e)	North America	9/9/2024	17,401,338	25,301,080	0.57%
Hellman & Friedman Capital Partners IX, L.P.(d)	North America	12/31/2024	108,353,652	138,281,883	3.10%
Hellman & Friedman Capital Partners VII, L.P.(d)(e)	North America	6/30/2025	2,772,977	2,663,446	0.06%
Hellman & Friedman Capital Partners VIII, L.P.(d)	North America	12/31/2024	81,167,596	86,695,013	1.94%
Hellman & Friedman Capital Partners X, L.P.(d)	North America	12/31/2024	79,567,946	90,148,315	2.02%
HgCapital 8 A L.P.(d)(e)	North America	9/30/2025	11,351,389	10,689,968	0.24%
Hildred Perennial Partners I, L.P.(d)(e)	North America	12/22/2023	23,970,986	40,700,403	0.91%
HKW Capital Partners V, L.P.(d)(e)	North America	9/30/2024	1,038,191	1,736,075	0.04%
Iaso Fund, L.P.(d)(e)	Europe	12/5/2025	55,139,742	65,914,583	1.48%
Insight Partners Coinvestment Fund II(e)	North America	3/31/2025	17,274,288	17,143,305	0.38%
Insight Partners Coinvestment Fund III(d)(e)	North America	9/30/2023	40,679	112,525	0.00	%(f)
Insight Partners Continuation Fund (Cayman), L.P.(d)(e)	North America	3/31/2025	4,265,536	4,288,138	0.10%
Insight Partners Continuation Fund II, L.P.(d)(e)	North America	3/31/2023	18,905,394	27,485,813	0.62%
Insight Venture Partners VII, L.P.(d)(e)	North America	3/31/2025	19,822,290	17,509,194	0.39%
Insight Venture Partners VIII, L.P.(d)	North America	3/31/2025	14,628,607	18,112,492	0.41%
Janus TopCo Limited	North America	9/23/2025	163,100,407	210,634,326	4.72%
Kayne Anderson Energy Fund VI, L.P.(e)	North America	10/3/2023	1,014	1,962	0.00	%(f)
Kelso Investment Associates IX, L.P.(d)	North America	9/30/2025	15,672,883	13,822,212	0.31%
Kelso Investment Associates VII, L.P.(e)	North America	9/29/2023	1,520	2,068	0.00	%(f)
Kelso Investment Associates VIII, L.P.(d)(e)	North America	12/29/2023	539,371	122,266	0.00	%(f)
KKR Americas Fund XII (EEA), L.P.(d)	North America	4/1/2022	3,177,638	4,941,888	0.11%
KKR Americas Fund XII L.P.(d)	North America	9/25/2025	218,395	478,540	0.01%
KKR Indigo Equity Partners A L.P.(d)(e)	North America	6/8/2022	889,233	1,143,797	0.03%
KKR Indigo Equity Partners B L.P.(d)(e)	North America	6/8/2022	12,565,726	15,847,117	0.36%
KKR North America Fund XI, L.P.(d)(e)	North America	9/30/2025	11,872,156	20,259,383	0.45%
KRG Capital Fund IV, L.P.(d)	North America	3/28/2024	–	50,288	0.00	%(f)
Levine Leichtman Capital Partners IV, L.P.(d)(e)	North America	3/28/2024	–	23,591	0.00	%(f)
Linden Opportunities Fund L.P.(d)(e)	North America	9/1/2022	8,572,704	11,092,473	0.25%
Lindsay Goldberg - Attain L.P.(d)	North America	12/2/2024	25,275,234	41,553,940	0.93%
Livingbridge 6 L.P.(d)(e)	Europe	4/1/2022	14,085,348	16,539,738	0.37%
Livingbridge Enterprise 2 L.P.(d)(e)	Europe	4/1/2022	4,450,971	2,246,040	0.05%
LLCP LMM Acquisition Fund, L.P.(d)	North America	11/20/2024	14,119,455	19,275,211	0.43%
Lorient Peregrine Investment, L.P.(e)	North America	11/25/2022	10,066,631	10,592,517	0.24%
Madison Dearborn Capital Partners VII, L.P.(d)	North America	4/1/2022	4,529,399	6,128,092	0.14%
MCH Continuation Fund II, FICC(d)(e)	Europe	6/30/2026	129,813,830	157,119,954	3.52%
Medley Opportunity Fund II L.P.(e)	North America	12/29/2023	–	–	–%
Melody Capital Partners Onshore Credit Fund, L.P.(e)	North America	12/29/2023	1,407,180	727,810	0.02%
MHR Institutional Partners II- A, L.P.(e)	North America	1/12/2024	2,868,663	8,833,551	0.20%
MHR Institutional Partners III, L.P.(d)(e)	North America	1/2/2025	4,160,487	8,181,413	0.18%
Mill Road Capital III, L.P.(d)	North America	7/3/2024	3,683,291	5,524,027	0.12%
Mill Road Capital, L.P.(d)(e)	North America	7/3/2024	2,615,873	914,504	0.02%
Mohr Davidow Ventures VIII, L.P.	North America	10/2/2023	–	30,255	0.00	%(f)
Montagu V (US) L.P.(d)(e)	Europe	3/31/2025	10,214,945	14,295,495	0.32%
Montagu V L.P.(d)(e)	Europe	3/31/2025	5,745,846	6,717,261	0.15%
Montagu VII (B) SCSp(d)(e)	Europe	8/31/2025	1,132,167	1,723,076	0.04%
NCP Fund I, LP(d)(e)	North America	6/30/2025	7,751,137	10,353,491	0.23%
NCP Fund II-A, LP(d)(e)	North America	6/30/2025	6,680,934	8,890,785	0.20%
New Form Capital II, L.P.(d)(e)	North America	10/2/2024	366,891	614,021	0.01%
New Mountain Partners III, L.P.(d)(e)	North America	3/31/2025	2,438,888	3,053,459	0.07%
New Mountain Partners IV, L.P.(d)(e)	North America	10/8/2024	7,227,945	6,686,385	0.15%

New Mountain Partners V, L.P.(d)(e)	North America	3/31/2023	4,516,352	5,750,709	0.13%
New Mountain SRC Continuation Fund, L.P.(d)(e)	North America	4/8/2025	54,102,703	81,094,076	1.82%
New Mountain SRC Rollover Fund, L.P.(d)(e)	North America	4/17/2025	3,770,205	5,048,763	0.11%
NewVest PE50 2024 (Cayman), LP(d)	North America	12/16/2024	8,239,170	8,432,180	0.19%
Nordic Capital VIII Alpha, L.P.(d)(e)	Europe	3/31/2025	1,128,200	1,777,012	0.04%
North Haven Capital Partners W50 CV L.P.(d)(e)	North America	3/21/2024	12,503,700	14,950,915	0.34%
Oak Hill Digital Opportunities Partners(d)(e)	North America	10/23/2024	3,701,433	5,048,653	0.11%
Oaktree Opportunities Fund IX (Cayman), L.P.(e)	North America	3/31/2025	2,045,684	2,657,166	0.06%
One Equity Partners VI, L.P.(d)(e)	North America	9/30/2025	8,387,307	9,051,272	0.20%
One Equity Partners VII, L.P.(d)(e)	North America	9/30/2025	25,779,242	28,491,059	0.64%
Onex Partners III Leaf Redemption LP(e)	North America	3/30/2026	1,298,360	1,559,112	0.04%
Onex Partners III LP(d)(e)	North America	3/31/2025	5,073,083	7,653,100	0.17%
Onex Partners IV Leaf Redemption LP(e)	North America	3/30/2026	3,288,796	3,312,714	0.07%
Onex Partners IV, LP(d)(e)	North America	3/31/2025	14,982,574	13,639,560	0.31%
Onex Partners Opportunity Fund LP(d)	North America	5/31/2025	845,540	976,899	0.02%
Onex Partners V Leaf Redemption LP(e)	North America	3/30/2026	143,321	229,473	0.01%
Onex Partners V LP(d)(e)	North America	3/31/2025	2,653,737	4,344,851	0.10%
Pacific Equity Partners Fund IV, L.P.(d)(e)	Rest of World	3/24/2024	2,278	77,833	0.00	%(f)
Pacific Equity Partners Supplementary Fund IV, L.P.(d)(e)	Rest of World	12/29/2023	761	53,605	0.00	%(f)
Paddington Partners, L.P.(d)(e)	North America	1/10/2024	34,848,193	33,035,919	0.74%
PAI Strategic Partnerships II SCSp(d)(e)	Europe	9/23/2025	28,102,151	28,556,331	0.64%
Permira IV L.P.2(e)	Europe	3/31/2025	9,393,333	11,260,988	0.25%
Permira V G.P. L.P.(d)(e)	Europe	9/30/2025	2,454,363	4,508,574	0.10%
Permira VI L.P.1(d)(e)	Europe	9/30/2025	3,928,007	5,560,409	0.12%
Permira VII L.P. 1(d)(e)	Europe	10/8/2024	1,753,855	2,268,615	0.05%
Platinum Equity Capital Partners I(d)(e)	North America	12/29/2023	31,837	460,914	0.01%
Platinum Equity Capital Partners IV, L.P.(d)	North America	6/30/2022	20,676,022	20,209,760	0.45%
Polaris Venture Partners IV, L.P.(d)(e)	North America	12/29/2023	208,730	224,701	0.01%
Polaris Venture Partners V, L.P.(d)(e)	North America	12/29/2023	662,923	895,321	0.02%
Primus Pacific Partners 1 L.P.(e)	Rest of World	3/28/2024	3,602,071	1,439,557	0.03%
Project Equity Company I (Mauritius) Limited(d)(e)	North America	6/28/2024	57,202	76,579	0.00	%(f)
Providence Equity Partners (Midsummer) L.P.(d)	Europe	9/30/2025	6,933,515	9,199,042	0.21%
Providence Equity Partners (Unity) S.C.Sp(d)	Europe	5/31/2024	316,740	3,313,560	0.07%
Providence Equity Partners VI L.P.(d)(e)	North America	9/30/2023	133,351	29,014	0.00	%(f)
Providence Equity Partners VII, L.P.(d)	North America	9/30/2025	2,318,134	3,453,078	0.08%
Providence Equity Partners VII-A L.P.(d)	North America	3/31/2025	6,291,203	6,775,309	0.15%
Providence Equity Partners VIII, L.P.(d)	North America	3/31/2025	34,562,350	48,726,376	1.09%
Purple Garden Invest (D) AB(d)(e)	Europe	9/30/2025	11,912,747	16,722,891	0.37%
Red Garden Invest (D) AB(d)	Europe	9/30/2025	8,931,096	11,793,474	0.26%
Redmile BioPharma Investments III, LP(d)(e)	North America	9/30/2024	294,168	449,636	0.01%
Reverence Capital Partners Olympus CV LP(d)(e)	North America	4/24/2026	171,242,494	170,000,000	3.81%
RiverRock European Opportunities Fund, L.P.(e)	Europe	6/28/2024	246,424	47,877	0.00	%(f)
RREF IV Debt Direct Domestic Investors, LP(d)	North America	9/30/2024	404,944	639,202	0.01%
Rubicon Continuation Fund L.P.(d)(e)	North America	11/12/2024	26,721,448	35,400,086	0.79%
Sandler Capital Partners V, L.P.(e)	North America	12/29/2023	1,036,693	1,283,858	0.03%
Searchlight Capital III, L.P.(d)(e)	North America	9/30/2024	748,759	1,319,733	0.03%
Signal Peak Ventures III, L.P.(e)	North America	3/31/2025	1,247,468	1,857,308	0.04%
Silver Cup Holdings V, L.P.(d)(e)	North America	9/30/2023	756,866	1,261,948	0.03%
Silver Lake Partners III, LP(d)(e)	North America	1/2/2025	59,827	117,834	0.00	%(f)
Silver Lake Partners IV, L.P.(d)	North America	3/31/2025	35,915,944	79,202,682	1.78%
Silver Lake Partners V, LP(d)	North America	6/30/2025	18,302,516	30,393,683	0.68%
Silver Lake Partners VI, L.P.(d)	North America	6/30/2025	17,173,018	31,038,694	0.70%
Silver Lake Partners VII, L.P.(d)	North America	6/30/2025	13,917,078	22,278,963	0.50%

Sixth Street Opportunities Partners III, L.P.(d)	North America	10/12/2023	10,063	14,201	0.00	%(f)
SkyKnight Capital II CV A, L.P.(d)(e)	North America	10/30/2024	885	1,147	0.00	%(f)
SkyKnight Capital II CV B, L.P.(d)(e)	North America	10/30/2024	100,102,421	129,754,421	2.91%
SkyKnight TG Holdings, L.P.(d)(e)	North America	7/21/2025	9,757,415	10,262,578	0.23%
SL Olympian SPV(e)	North America	11/5/2025	2,680,574	3,270,217	0.07%
SL SPV-2, L.P.	North America	1/2/2025	756,696	32,193,657	0.72%
Snow Phipps Group, L.P.(d)	North America	1/5/2024	1,983,508	4,026,917	0.09%
South Florida Motorsports LLC (13 shares class A common interests)(e)(g)	North America	12/13/2024	2,758,097	15,385,292	0.34%
South Florida Tennis, LLC (13 shares class A common interests)(e)(g)	North America	10/1/2025	1,176,879	4,009,436	0.09%
Starwood Global Opportunity Fund VII-B, L.P.(e)	North America	3/28/2024	358,814	497,088	0.01%
Storm Investments S.A.R.L (61,455 shares)(e)(g)	Europe	3/12/2026	23,398,322	23,215,460	0.52%
Strategic Value SH 130-A, L.P.(e)	North America	12/13/2024	18,591,753	25,029,561	0.56%
Summit Partners Credit Fund II, L.P.(d)	North America	3/28/2024	1,268,798	797,092	0.02%
Summit Partners Private Equity Fund VII-A, L.P.(e)	North America	10/3/2023	85,311	41,443	0.00	%(f)
Sycamore Partners III-A, L.P.(d)(e)	North America	12/29/2023	36,433,591	56,599,704	1.27%
TB Project Ledger, L.P.(d)(e)	North America	5/31/2026	73,515,532	77,015,311	1.73%
TH Lee Putnam Ventures Liquidation Trust	North America	3/28/2024	4,731	(10)	0.00	%(f)
The Fifth Cinven Fund(e)	Europe	6/30/2025	7,146,650	9,196,799	0.21%
The Fourth Cinven Fund(e)	Europe	6/30/2025	22,491	58,089	0.00	%(f)
The Seventh Cinven Fund(d)	Europe	6/30/2025	18,964,509	25,784,996	0.58%
The Sixth Cinven Fund(d)	Europe	6/30/2025	7,924,983	9,184,925	0.21%
The Third Cinven Fund Trust(e)	Europe	6/30/2025	392,119	705,746	0.02%
The Veritas Capital Fund V, L.P(d)(e)	North America	9/30/2024	5,414,012	5,130,780	0.12%
THL Fund IX Investors (Star II), L.P.(e)	North America	9/29/2023	998,049	1,425,206	0.03%
Thoma Bravo Fund XI-A, L.P.(d)(e)	North America	3/31/2025	6,016,963	8,256,381	0.19%
Thoma Bravo Special Opportunities Fund II-A, L.P.(d)(e)	North America	3/31/2025	8,573,961	11,914,824	0.27%
Thomas H. Lee Equity Fund VII, L.P.(d)(e)	North America	9/29/2023	216,029	154,055	0.00	%(f)
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)(e)	North America	9/30/2024	2,831,398	3,115,071	0.07%
Thomas H. Lee Parallel Fund VIII, L.P.(d)	North America	3/31/2025	3,073,907	4,716,774	0.11%
Thomas Weisel India Opportunity Fund, L.P.(d)(e)	North America	1/12/2024	999,444	591,346	0.01%
Towerbrook TMX Continuation Fund, L.P.(d)	North America	6/13/2023	10,232,609	21,914,651	0.49%
TPG Asia V, L.P.(d)(e)	North America	12/29/2023	85,160	309,900	0.01%
TPG Healthcare Partners, L.P.(d)	North America	9/30/2023	2,800,479	4,113,057	0.09%
TPG Partners IV, L.P.(d)(e)	North America	6/30/2025	29,744	97,460	0.00	%(f)
TPG Partners IX, L.P.(d)	North America	9/15/2025	3,919,876	4,799,523	0.11%
TPG Partners VI, L.P.(d)(e)	North America	3/31/2025	1,625,755	2,368,248	0.05%
TPG Partners VII, L.P.(d)	North America	9/30/2025	3,676,604	3,272,965	0.07%
TPG Partners VIII, L.P.(d)	North America	12/29/2023	40,220,979	51,044,826	1.14%
TPG Star, L.P.(e)	North America	9/30/2023	65,523	(1)	0.00	%(f)
Trident V Selling AIVs(e)	North America	4/1/2026	320,621	310,244	0.01%
Trident V, L.P.(e)	North America	3/31/2025	86,300	53,038	0.00	%(f)
Trident VI Parallel Fund, L.P.(e)	North America	3/31/2025	9,318,929	12,642,257	0.28%
Trilantic Capital Partners Prime (North America) L.P.(d)(e)	North America	12/29/2023	4,275,360	7,933,832	0.18%
Vector Capital IV, L.P.(d)	North America	3/31/2025	559,869	733,045	0.02%
Vector Capital VI, L.P.(d)(e)	North America	4/22/2025	414,292	403,803	0.01%
Verdane Lif Continuation I (D2) AB(d)(e)	Europe	5/11/2026	6,982,226	6,661,094	0.15%
Vestar Capital Partners VII, L.P.(d)(e)	North America	9/30/2025	21,750,503	23,185,148	0.52%
VIP III Feeder LP(d)(e)	Europe	9/6/2024	14,556,818	19,480,608	0.44%
VIP III LP(d)(e)	Europe	9/24/2024	3,226,902	4,248,746	0.10%

VIP V Feeder S.C.Sp.(d)(e)	Europe	10/16/2024	3,831,439	4,985,656	0.11%
Vista Equity Partners Fund V, L.P.(d)	North America	4/1/2022	19,317,112	13,931,905	0.31%
Vista Equity Partners Fund V-A, L.P.(d)	North America	3/31/2025	5,663,102	5,361,789	0.12%
Vista Equity Partners Fund VI-A, L.P.(d)(e)	North America	3/31/2025	4,361,348	5,362,290	0.12%
Vista Equity Partners Hubble L.P(d)(e)	North America	3/3/2025	1,505,782	2,370,259	0.05%
Vista Foundation Fund IV-A, L.P.(d)	North America	3/31/2025	5,263,565	6,072,243	0.14%
Vistria Agua CV, LP(d)	North America	9/30/2025	13,236,261	22,686,241	0.51%
VPC Fund II, L.P.(d)(e)	North America	1/12/2024	923,961	818,399	0.02%
VVI I S.C.Sp.(d)	Europe	2/27/2026	13,419,900	18,733,824	0.42%
VVI SIV I S.C.Sp.(d)	Europe	2/27/2026	8,812,950	9,325,411	0.21%
Warburg Pincus Global Growth, L.P.(d)(e)	North America	12/29/2023	18,048,899	30,730,520	0.69%
Warburg Pincus Jovian GG, L.P.(d)	North America	12/17/2024	1,455,439	2,899,823	0.07%
Warburg Pincus Private Equity X, L.P.(e)	North America	1/2/2025	419,814	251,968	0.01%
Warburg Pincus Private Equity XII, L.P.(e)	North America	12/30/2022	33,386,012	48,065,831	1.08%
WCAS XIII, L.P.(d)(e)	North America	9/30/2025	10,541,415	22,077,777	0.50%
WCP Bridge Fund, L.P.(e)	North America	9/30/2025	1,686,125	5,409,068	0.12%
WE Strategic Partners SPE-A, L.P.(e)	North America	3/31/2023	20,381,968	22,240,603	0.50%
Wellspring Capital Partners VI (Onshore), L.P.(d)(e)	North America	9/30/2025	21,942,053	19,950,209	0.45%
WestView Capital Partners III, L.P.(d)	North America	6/30/2025	–	898,937	0.02%
Wind Point Partners VIII-A, L.P.(d)	North America	9/30/2025	6,828,971	3,100,285	0.07%
Z Capital Partners II, L.P.(d)(e)	North America	12/29/2023	19,602,110	12,375,021	0.28%
Total Secondary Investments			$4,337,127,978	$5,558,634,875

Total Private Assets			$4,541,949,188	$5,825,701,369

Short-Term Investments - 3.85%	Shares	Cost	Fair Value	Percentage of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.53%(h)	171,845,227	171,845,227	171,845,227	3.85%
Total		171,845,227	171,845,227

Total Short-Term Investments		$171,845,227	$171,845,227

Total Investments - 134.45%		$4,713,794,415	$5,997,546,596
Liabilities in Excess of Other Assets - (34.45%)			(1,536,728,696)
Net Assets - 100.00%			$4,460,817,900

(a)	In the case of Private Assets, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Asset invests or operates.
(b)	The focus of this investment class is on buyout investments.
(c)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Total fair value of restricted securities amounts to $5,825,701,369, which represents approximately 130.60% of the Fund's net assets as of June 30, 2026.
(d)	Additional capital has been committed but has not been fully funded by the Fund at June 30, 2026. See Note 3 for total unfunded investment commitments.
(e)	Non-income producing security.
(f)	Rounds to less than 0.005%.
(g)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 to the consolidated financial statements).
(h)	The rate shown is the annualized 7-day yield as of June 30, 2026.

Ares Private Markets Fund	Notes to Consolidated Schedule of Investments - June 30, 2026 (Unaudited)

ORGANIZATION

Ares Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on July 28, 2021 and commenced operations on April 1, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund currently offers three separate classes of shares of beneficial interest designated as Class A, Class D, and Class I shares (“Shares”). Each class of Shares is subject to different fees and expenses. The Fund’s investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund invests in an actively managed portfolio of private equity and other private assets (collectively, “Private Assets”). The Fund may gain access to Private Assets through a number of different approaches, including: (i) secondary purchases of interests in private equity and other private asset funds managed by unaffiliated asset managers (“Portfolio Funds”), including through privately negotiated transactions, from investors in a Portfolio Fund or directly from the Portfolio Fund (“Secondary Investments”); (ii) primary investments in Portfolio Funds (“Primary Investments”); and (iii) direct investments in the equity or debt of private companies, including investments alongside private equity firms (“Direct Investments/Co-Investments”). The Fund invests principally in Secondary Investments and, to a lesser degree, in Primary Investments and Direct Investments/Co-Investments, although the allocation among those types of investments may vary from time to time. The Fund may also invest a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, and may invest in liquid fixed-income securities and other credit instruments, and other investment companies, including exchange traded funds.

Ares Capital Management II LLC (the “Adviser”), a wholly owned subsidiary of Ares Management Corporation, is responsible for the day-to-day management of the Fund’s assets. Investments in the Fund may be made only by eligible investors that are “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include Ares Landmark Private Markets Fund-D, LLC; Ares Landmark Private Markets Fund-D Blocker, LLC (the "Sub-Fund"); Ares Private Markets Fund Blocker, LLC, Ares Private Markets Fund-ND, LLC (the "Sub-Fund ND"); and Ares Private Markets Fund EU, LLC, all wholly-owned subsidiaries of the Fund. As of June 30, 2026, the total value of Portfolio Funds held by the subsidiaries was $5,479,595,547, $0, $0, $165,770,408, and $180,335,414, respectively, or approximately 122.9%, 0.0%, 0.0%, 3.7%, and 4.0%, respectively, of the Fund's net assets.

Use of Estimates – The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Income Taxes – The Fund has elected to be treated for U.S. federal income tax purposes, and intends to continue to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Cash – Cash consists of monies held (including foreign currency) in a non-interest bearing account at UMB Bank, N.A., the Fund's custodian. Such amounts, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Valuation – The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Fund's Board of Trustees (the "Board"). The Adviser was designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s valuation team is responsible for monitoring developments that may impact fair valued securities. The Fund uses net asset value (“NAV”) as a practical expedient to determine the fair value of its investments in Portfolio Funds. Ordinarily, the fair value of a Portfolio Fund held by the Fund is based on the NAV of that Portfolio Fund reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Portfolio Fund does not represent the fair value or if the investment manager of a Portfolio Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight from the Board in accordance with the Fund’s valuation procedures. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, the Adviser will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Investments in the Fund's portfolio that do not have a readily available market quotations are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market quotations, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Short-term Investments – Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Income Recognition and Expenses – Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Distributions from Portfolio Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income, is based on information received from the investment manager of the Portfolio Fund. The change in unrealized appreciation on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund's share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period.

Shareholders’ Allocation – The Fund currently offers Class A, Class D and Class I shares. Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated to each class of common share based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Dividends and Distributions – Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Foreign Currency – Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized gain/(loss) and change in unrealized appreciation/(depreciation) from Private Assets in the Consolidated Statement of Operations.

Segment Reporting - In accordance with FASB Accounting Standards Update 2023-07, "Segment Reporting (Topic 280) - Improvement to Reportable Segment Disclosures" ("ASU 2023-07"), the Fund has determined that it has a single operating and reporting segment. As a result, the Fund's segment accounting policies are the same as described herein and the Fund does not have any intra-segment sales or transfers of assets.

FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

The Fund may also make Direct Investments/Co-Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

The Fund's portfolio investments classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The first method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2026:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$–	$–	$11,028,808	$11,028,808
Secondary Investments	–	–	269,621,801	269,621,801
Short-Term Investments	171,845,227	–	–	171,845,227
Total	$171,845,227	$–	$280,650,609	$452,495,836

The Fund held Portfolio Funds with a fair value of $5,545,050,760, that in accordance with ASC 820-10, are excluded from the fair value hierarchy as of June 30, 2026, as investments in Portfolio Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.

A listing of Private Asset types held by the Fund and related attributes, as of June 30, 2026, are shown in the below table:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investments/Co-Investments	Investments in an operating company alongside other investors	$119,874,319	$35,973,804	None	N/A	Liquidity in the form of distributions from Private Asset investments
Primary Investments	Investments in newly established Portfolio Funds	147,192,175	219,183,843	None	N/A	Liquidity in the form of distributions from Private Asset investments
Secondary Investments	Investments in existing Private Assets that are typically acquired in privately negotiated transactions	5,558,634,875	1,276,554,973	None	N/A	Liquidity in the form of distributions from Private Asset investments
Totals		$5,825,701,369	$1,531,712,620

*	The information summarized in the table above represents the general terms for the specified investment type. Individual Private Asset investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Asset investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.
**	Distributions from Private Asset investments occur at irregular intervals, and the exact timing of distributions from Private Asset investments cannot be determined. It is estimated that distributions will generally occur over the life of the Private Asset investments.

The following table summarizes the significant unobservable inputs used to value the Fund's investments categorized within Level 3 as of June 30, 2026. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Assets: Investments in securities	Fair Value	Primary Valuation Techniques	Unobservable Inputs	Estimated Range	Weighted Average(a)
Direct Investments/Co-Investments	$11,028,808	EV Market Multiple Analysis	Revenue Multiple	9.0x	9.0x
Secondary Investments	$165,382,093	EV Market Multiple Analysis	Revenue Multiple	3.9x - 13.3x	12.0x
	104,239,708	EV Market Multiple Analysis	EBITDA Multiple	13.0x - 24.5x	14.7x
Total Secondary Investments	$269,621,801
Total Level 3 Investments	$280,650,609

(a)	Unobservable inputs were weighted by the relative fair value of investments.

Changes in revenue multiples, each in isolation, may change the fair value of certain of the Fund's investments. Generally, a decrease in revenue multiples may result in a decrease in the fair value of certain of the Fund's investments.

The following table is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended June 30, 2026:

Asset Type	Balance as of March 31, 2026	Realized Gain/(Loss)	Change in Unrealized Appreciation/Deperciation	Purchases	Sales	Transfer Into/(Out of) Level 3	Balance as of June 30, 2026	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2026
Direct Investments/Co-Investments	$11,328,814	$-	$(300,006)	$-	$-	$-	$11,028,808	$(300,006)
Secondary Investments	182,678,904	-	2,098,897	84,844,000	-	-	269,621,801	2,098,897
	$194,007,718	$-	$1,798,891	$84,844,000	$-	$-	$280,650,609	$1,798,891

RISK FACTORS

General Investment Risks. There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets. The Fund's allocation of its investments across Portfolio Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a shareholder's option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Adviser intends to recommend that, in normal market circumstances, the Board conduct quarterly tender offers of no more than 5% of the Fund's net assets. There can be no assurance that the Fund will conduct tender offers in any particular period and shareholders may be unable to tender their Shares for repurchase for an indefinite period of time.

Restrictions on Transfers. Transfers of Shares may be made only with consent of the Fund, which may be withheld in the Fund's sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status. The Fund is a "non-diversified" investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund's assets consist of Portfolio Funds and Direct Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for most of the investments in the Fund's portfolio, substantially all of the Fund's portfolio investments are valued at fair value as determined in good faith by the Adviser, as the Valuation Designee, in accordance with the Adviser's valuation policies and procedures and subject to oversight of the Board.

The value at which the Fund's investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund invests a significant amount of its assets in Private Assets for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments.

The Fund's net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.